Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2015
The Tax-Exempt Fund of California® (Class F-3) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Fund of California — Class F-3
Account Value	$ 12,174	$ 11,508	$ 11,421	$ 12,323	$ 11,827	$ 11,326	$ 10,587	$ 10,379		$ 10,000
The Tax-Exempt Fund of California® (Class F-2) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Fund of California — Class F-2
Account Value	$ 12,941	12,244	12,163	13,136	12,619	12,095	11,317	11,106			$ 11,117	$ 10,410
The Tax-Exempt Fund of California® (Class F-1) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Fund of California — Class F-1
Account Value	$ 12,605	11,961	11,913	12,901	12,427	11,944	11,204	11,024			11,062	10,385
The Tax-Exempt Fund of California® (Class T) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Fund of California — Class T (with sales charge)
Account Value	$ 11,672	11,033	10,950	11,819	11,346	10,870	10,163	9,966	$ 9,748
The Tax-Exempt Fund of California® (Class C) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Fund of California — Class C (with sales charge)
Account Value	$ 11,980	11,357	11,302	12,320	11,944	11,555	10,912	10,807			10,916	10,316
The Tax-Exempt Fund of California® (Class A) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The Tax-Exempt Fund of California — Class A (with sales charge)
Account Value	$ 12,268	11,629	11,573	12,521	12,049	11,570	10,840	10,652			10,675	10,009
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104			11,075	10,356
Bloomberg California Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Index
Account Value	$ 12,719	$ 12,283	$ 12,155	$ 13,040	$ 12,722	$ 12,031	$ 11,237	$ 11,109			$ 11,102	$ 10,380